Intangible	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
16 INTANGIBLE
16.1 Goodwill and intangible assets with indefinite useful lives

	06/30/2024	12/31/2023
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (1)	170,859	170,859
Other (2)	4,834	4,834
	8,192,076	8,192,076
(1)Refers to the goodwill of the MMC Brasil business combination.
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 28.4.
For the six-month period ended June 30, 2024, the Company did not identify any event that indicated the need to perform the impairment test and to record any impairment provision for intangible assets.
16.2 Intangible assets with limited useful lives

		06/30/2024	12/31/2023
Opening balance		6,557,009	7,173,183
Additions		84,566	104,931
Fair value adjustment MMC Brasil			189,655
Write-offs			(2)
Amortization		(499,814)	(990,432)
Transfers and others			79,674
Closing balance		6,141,761	6,557,009
Represented by	Average rate %
Non-competition agreements	5.00	4,661	4,818
Port concessions	4.30	524,708	537,179
Lease agreements	16.90	3,125	6,875
Supplier agreements	12.90	33,332	40,739
Port service contracts	4.20	535,139	549,821
Cultivars	14.30	30,588	40,784
Trademarks and patents	9.05	179,490	188,723
Customer portfolio	9.10	4,515,389	4,925,879
Supplier agreements	17.60	5,576	10,861
Software	20.00	164,336	141,178
Other	5.75	145,417	110,152
		6,141,761	6,557,009

Cost		12,463,304	12,378,761
Amortization		(6,321,543)	(5,821,752)
Closing balance		6,141,761	6,557,009